Pension and Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Pension [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of period	$ 23,926	$ 23,142
Service cost	300	200
Interest cost	1,203	1,238
Actuarial loss	3,422	946
Benefits and expenses paid	(1,725)	(1,600)
Participant contributions	0	0
Employer implicit subsidy fulfilled	0	0
Projected benefit obligation at end of period	27,126	23,926
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of period	16,498	17,101
Actual return on plan assets	2,353	(372)
Employer contributions	1,115	1,369
Employer implicit subsidy contribution	0	0
Participant contributions	0	0
Employer implicit subsidy fulfilled	0	0
Benefits paid	(1,402)	(1,295)
Expenses paid	(323)	(305)
Fair value of plan assets at end of period	18,241	16,498
Reconciliation of funded status [Abstract]
Benefit obligation at end of period	(27,126)	(23,926)
Fair value of assets at end of period	18,241	16,498
Funded status	(8,885)	(7,428)
Unrecognized prior service cost	0	0
Unrecognized actuarial (gain) loss	8,294	6,289
Net accrued benefit cost	(591)	(1,139)
Balance sheet presentation [Abstract]
Accrued liabilities	0	0
Pension and other postretirement benefit obligations	8,885	7,428
Accumulated other comprehensive income	(8,294)	(6,289)
Net accrued benefit cost	(591)	(1,139)
Components of net periodic benefit costs [Abstract]
Service cost	300	200
Interest cost	1,203	1,238
Expected return on plan assets	(1,275)	(1,324)
Amortization of prior service cost	0	0
Amortization of unrecognized (gain) loss	382	82
Net periodic benefit cost	610	196
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss	2,343	2,640
Amortization of net actuarial loss	(383)	(83)
Amortization of prior service credit	0	0
Other adjustment	43	(240)
Total recognized in other comprehensive income	2,003	2,317
Comparison of obligations to plan assets [Abstract]
Projected benefit obligation	27,126	23,926
Accumulated benefit obligation	27,126	23,926
Fair value of plan assets	18,241	16,498
Postretirement [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of period	6,461	6,413
Service cost	40	42
Interest cost	273	303
Actuarial loss	187	23
Benefits and expenses paid	(282)	(321)
Participant contributions	14	18
Employer implicit subsidy fulfilled	(27)	(17)
Projected benefit obligation at end of period	6,666	6,461
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	268	303
Employer implicit subsidy contribution	27	17
Participant contributions	14	18
Employer implicit subsidy fulfilled	(27)	(17)
Benefits paid	(282)	(321)
Expenses paid	0	0
Fair value of plan assets at end of period	0	0
Reconciliation of funded status [Abstract]
Benefit obligation at end of period	(6,666)	(6,461)
Fair value of assets at end of period	0	0
Funded status	(6,666)	(6,461)
Unrecognized prior service cost	(1,525)	(2,155)
Unrecognized actuarial (gain) loss	220	206
Net accrued benefit cost	(7,971)	(8,410)
Balance sheet presentation [Abstract]
Accrued liabilities	423	393
Pension and other postretirement benefit obligations	6,243	6,068
Accumulated other comprehensive income	1,305	1,949
Net accrued benefit cost	(7,971)	(8,410)
Components of net periodic benefit costs [Abstract]
Service cost	40	42
Interest cost	273	303
Expected return on plan assets	0	0
Amortization of prior service cost	(457)	(457)
Amortization of unrecognized (gain) loss	0	0
Net periodic benefit cost	(144)	(112)
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss	187	23
Amortization of net actuarial loss	0	0
Amortization of prior service credit	457	457
Other adjustment	0	0
Total recognized in other comprehensive income	644	480
Comparison of obligations to plan assets [Abstract]
Projected benefit obligation	6,666	6,461
Accumulated benefit obligation	6,666	6,461
Fair value of plan assets	$ 0	$ 0